Derivative Warrant Liabilities (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, outstanding shares (in Shares)	15,446,522	15,446,522
Percentage of total equity proceeds	60.00%
Share price	$ 9.81	$ 9.98
Total equity proceeds		60.00%
Class A Ordinary Shares [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Ordinary shares per warrant	0.361	$ 0.361
Share Price Equals or Exceeds Ten USD [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrants or rights redemption per share	$ 0.01	$ 0.01
Warrant minimum days' for prior written notice of redemption	30 days	30 days
Share price	$ 18	$ 18
Number of consecutive trading days to determine call of warrant redemption	20 days	20 days
Number of trading days to determine call of warrant redemption	30 days	30 days
Share Price Equals Or Exceeds Ten USD [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrants or rights redemption per share	$ 0.1	$ 0.1
Warrant minimum days' for prior written notice of redemption	30 days	30 days
Share price	$ 10	$ 10
Number of consecutive trading days to determine call of warrant redemption	20 days	20 days
Number of trading days to determine call of warrant redemption	30 days	30 days
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, outstanding shares (in Shares)	6,223,261	6,223,261
Warrant minimum days' for prior written notice of redemption	30 days	30 days
Number of consecutive trading days to determine call of warrant redemption	20 days	20 days
Public Warrants [Member] | Event Triggering Warrant Redemption [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or rights exercise price	$ 11.5	$ 11.5
Warrant expiration	5 years	5 years
Share price	$ 9.2	$ 9.2
Number of trading days	20 days	20 days
Volume weighted average price per share	$ 9.2	$ 9.2
Public Warrants [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price One [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption trigger price as a percentage of the newly issued price	115.00%	115.00%
Class of warrants or right redemption trigger price	$ 18	$ 18
Public Warrants [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price Two [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption trigger price as a percentage of the newly issued price	180.00%	180.00%
Class of warrants or right redemption trigger price	$ 10	$ 10
Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, outstanding shares (in Shares)		9,223,261